share-based compensation - TELUS International (Cda) Inc. restricted stock units (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2017 CAD EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Dec. 31, 2016 CAD EquityInstruments
TELUS International (Cda) Inc. Restricted Stock Units US Dollar Denominated
Number of restricted stock units - Non-vested
Outstanding, beginning of period	163,785	163,785
Issued - initial award	213,768	213,768	163,785	163,785
Vested	(208)	(208)
Forfeited and cancelled	(2,559)	(2,559)
Outstanding, end of period	374,786	374,786	163,785	163,785
Number of restricted stock units - vested
Vested	208	208
Exercised	(208)	(208)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $	$ 21.90
Issued - initial award | $	26.40		$ 21.90
Vested | $	24.10
Exercised | $	24.10
Forfeited and cancelled | $	24.10
Outstanding, end of period, non-vested | $	$ 24.45		$ 21.90
TELUS International (Cda) Inc. Restricted Stock Units Canadian Dollar Denominated
Number of restricted stock units - Non-vested
Issued - initial award			32,299	32,299
Vested			(32,299)	(32,299)
Number of restricted stock units - vested
Outstanding, beginning of period	32,299	32,299
Vested			32,299	32,299
Outstanding, end of period	32,299	32,299	32,299	32,299
Weighted average grant-date fair value
Outstanding, beginning of period, vested | CAD		CAD 21.36
Issued - initial award | CAD				CAD 21.36
Vested | CAD				21.36
Outstanding, end of period, vested | CAD		CAD 21.36		CAD 21.36
Maximum | TELUS International (Cda) Inc. restricted stock units
share-based compensation
Variable payout (as a percent)	150.00%	150.00%
Minimum | TELUS International (Cda) Inc. restricted stock units
share-based compensation
Variable payout (as a percent)	0.00%	0.00%